Additional Information to the Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 460,739	$ 88,691	$ 78,081
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	228,966	28,058	18,903
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	141,542	21,105	16,935
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,342	5,169	16,040
Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,115	633	1,135
Holland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,341	7,082	4,936
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	947	782	7,126
Other States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 76,486	$ 25,862	$ 13,006